UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7484

        Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:          2/28/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Massachusetts Premium Income Municipal Fund (NMT) February 28, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.2% (1.5% of Total Investments)
$ 1,500	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	9/12 at 102.00	Ba3	$1,543,470
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)

	Consumer Staples – 0.8% (0.5% of Total Investments)
550	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	560,544
	5.500%, 5/15/41

	Education and Civic Organizations – 36.9% (25.1% of Total Investments)
750	Massachusetts Development Finance Agency, Revenue Bonds, Western New England College, Series	9/15 at 100.00	AAA	785,550
	2005A, 5.000%, 9/01/33 – AGC Insured
500	Massachusetts Development Finance Authority, Revenue Bonds, Belmont Hills School, Series 2001,	9/11 at 101.00	A	532,600
	5.375%, 9/01/23
890	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A,	3/09 at 101.00	A	945,144
	6.000%, 3/01/20 – ACA Insured
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	Baa1	1,066,020
	and Allied Health Sciences, Series 2003C, 5.750%, 7/01/33
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AAA	1,814,887
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A,	9/13 at 100.00	AA–	804,007
	5.000%, 9/01/19
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,	No Opt. Call	A3	1,289,710
	Series 1999P, 6.000%, 5/15/29
170	Massachusetts Education Loan Authority, Student Loan Revenue Bonds, Issue E, Series 1995,	7/06 at 100.00	AAA	170,908
	6.150%, 7/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,550	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2002E,	1/12 at 100.00	AAA	1,598,562
	5.000%, 1/01/13 – AMBAC Insured (Alternative Minimum Tax)
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,156,680
	Series 2003N, 5.250%, 6/01/18
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	1,117,660
	Institute of Technology, Series 2004M, 5.250%, 7/01/15
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, University of	10/11 at 100.00	AAA	1,601,190
	Massachusetts – Worcester Campus, Series 2001B, 5.250%, 10/01/31 – FGIC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College,	7/13 at 100.00	AA+	526,150
	Series 2003H, 5.000%, 7/01/26
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/13 at 100.00	AA+	589,976
	Series 2003H, 5.000%, 7/01/21
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	AAA	522,600
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured
2,300	Massachusetts Industrial Finance Agency, Revenue Bonds, Belmont Hill School, Series 1998,	9/08 at 101.00	A	2,364,078
	5.250%, 9/01/28
1,645	Massachusetts Industrial Finance Agency, Revenue Bonds, Whitehead Institute for Biomedical	7/06 at 100.00	Aa1	1,646,875
	Research, Series 1993, 5.125%, 7/01/26
4,000	New England Education Loan Marketing Corporation, Massachusetts, Student Loan Revenue Bonds,	No Opt. Call	A3	4,144,636
	Subordinate Series 1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)
375	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB–	386,760
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series
	1999, 5.375%, 2/01/19
1,000	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	1,096,720
	2004-1, 5.250%, 11/01/24 – AMBAC Insured
725	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	No Opt. Call	AAA	791,352
	2005-1, 5.000%, 5/01/15 – AMBAC Insured

24,545	Total Education and Civic Organizations			25,952,065

	Health Care – 18.2% (12.3% of Total Investments)
1,250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	1,328,850
	System, Series 2001E, 6.250%, 10/01/31
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	1,046,130
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	7/12 at 101.00	BBB	1,086,650
	Obligated Group, Series 2002B, 6.250%, 7/01/22
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	AA	956,935
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AAA	1,493,464
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	1,015,420
	Project, Series 2005D, 5.250%, 7/01/30
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	7/06 at 100.00	AAA	1,508,160
	Center Hospitals, Series 1993G-1, 5.375%, 7/01/24 – MBIA Insured
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	645,468
	Center Hospitals, Series 2002H, 5.375%, 5/15/19 – FGIC Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA–	2,179,380
	System Inc., Series 2001C, 5.750%, 7/01/32
375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	408,353
	Health Care, Series 2001C, 6.625%, 7/01/32
1,115	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	1,123,619
	Health Care, Series 2005D, 5.000%, 7/01/33

12,175	Total Health Care			12,792,429

	Housing/Multifamily – 11.9% (8.0% of Total Investments)
1,500	Massachusetts Development Finance Authority, GNMA Collateralized Assisted Living Facility	3/12 at 105.00	AAA	1,662,900
	Revenue Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42 (Alternative Minimum Tax)
2,500	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, VOA Concord	10/11 at 105.00	AAA	2,803,150
	Assisted Living Inc., Series 2000A, 6.900%, 10/20/41
1,920	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	1,883,808
	Apartments, Series 1999, 7.000%, 12/01/31
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23	6/13 at 100.00	AA–	510,405
	(Alternative Minimum Tax)
395	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 1999D,	7/10 at 101.00	AAA	413,573
	5.500%, 7/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds,	5/12 at 103.00	AAA	1,061,470
	Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22

7,815	Total Housing/Multifamily			8,335,306

	Industrials – 0.6% (0.4% of Total Investments)
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	427,220
	Inc., Series 2003, 5.450%, 6/01/14

	Long-Term Care – 3.2% (2.2% of Total Investments)
1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series	10/08 at 105.00	AAA	1,383,906
	1998A, 6.125%, 10/01/31
485	Massachusetts Industrial Finance Agency, FHA-Insured Project Revenue Bonds, Heights Crossing	8/06 at 102.00	AAA	495,486
	LP, Series 1995, 6.000%, 2/01/15 (Alternative Minimum Tax)
400	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	1/11 at 101.00	BBB–	399,280
	Community, Series 1994B, 4.750%, 7/01/17

2,155	Total Long-Term Care			2,278,672

	Tax Obligation/General – 19.5% (13.1% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aaa	547,945
1,250	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aa1	1,356,313
1,000	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – FSA Insured	2/13 at 101.00	AAA	1,072,870
2,500	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AAA	3,132,750
	Series 1991A, 7.000%, 3/01/21
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 –	No Opt. Call	AAA	1,458,766
	MBIA Insured
980	Monson, Massachusetts, General Obligation Bonds, Series 2002, 5.250%, 5/15/22 – AMBAC Insured	5/12 at 101.00	Aaa	1,061,957
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	1,404,245
	Springfield, Massachusetts, General Obligation Bonds, Series 2003:
530	5.250%, 1/15/15 – MBIA Insured	1/13 at 100.00	AAA	578,569
1,615	5.250%, 1/15/23 – MBIA Insured	1/13 at 100.00	AAA	1,749,239
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 – FGIC	7/15 at 100.00	AAA	1,316,722
	Insured

12,130	Total Tax Obligation/General			13,679,376

	Tax Obligation/Limited – 15.3% (10.3% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 –	5/14 at 100.00	AAA	222,930
	AMBAC Insured
940	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	AAA	1,017,578
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Bonds, Series 2004C,	No Opt. Call	AAA	437,626
	5.250%, 7/01/21
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 –	5/14 at 100.00	AAA	588,990
	MBIA Insured
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	AAA	345,637
	(WI/DD, Settling 3/08/06) – AMBAC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	AAA	1,151,340
	5.375%, 5/01/23 – XLCA Insured
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	1,401,036
	5.000%, 8/15/20 – FSA Insured
540	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AAA	597,856
	FGIC Insured
3,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note	No Opt. Call	Aaa	3,234,090
	Program, Series 2003A, 5.000%, 12/15/13 – FSA Insured
1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	1,738,380
	5.500%, 7/01/19 – MBIA Insured

9,750	Total Tax Obligation/Limited			10,735,463

	Transportation – 11.7% (7.9% of Total Investments)
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	2,091,720
1,900	Massachusetts Port Authority, Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	2,024,659
4,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	9/06 at 102.00	AAA	4,122,840
	1996A, 5.750%, 9/01/16 – MBIA Insured (Alternative Minimum Tax)

7,900	Total Transportation			8,239,219

	U.S. Guaranteed – 11.3% (7.6% of Total Investments) (4)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AAA	452,923
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – MBIA Insured
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Daughters of Charity	7/06 at 100.00	Aaa	2,018,400
	National Health System – Carney Hospital, Series 1994D, 6.100%, 7/01/14 (Pre-refunded 7/01/06)
845	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	7/06 at 100.00	AAA	1,150,527
1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/24	8/14 at 100.00	AA (4)	1,349,288
	(Pre-refunded 8/01/14)
1,500	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25	1/14 at 100.00	AAA	1,643,565
	(Pre-refunded 1/01/14) – FGIC Insured
1,200	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/13 at 100.00	AAA	1,322,556
	2003-1, 5.250%, 11/01/18 (Pre-refunded 11/01/13) – AMBAC Insured

7,205	Total U.S. Guaranteed			7,937,259

	Utilities – 3.6% (2.4% of Total Investments)
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System,	1/12 at 101.00	AAA	1,101,390
	Series 2001A, 5.625%, 1/01/16 – MBIA Insured
415	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy	8/16 at 100.00	Baa1	420,370
	Brayton Point Project, Series 2006, 5.000%, 2/01/36 (Alternative Minimum Tax)
1,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	1,023,300
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

2,415	Total Utilities			2,545,060

	Water and Sewer – 12.8% (8.7% of Total Investments)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series	11/14 at 100.00	AA	2,126,420
	2004A, 5.000%, 11/01/25
1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 10, 5.000%,	8/14 at 100.00	AAA	1,590,375
	8/01/26
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 11, 4.500%,	8/15 at 100.00	AAA	756,810
	8/01/29
1,500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 9, 5.000%,	8/13 at 100.00	AAA	1,595,190
	8/01/22
1,250	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	8/12 at 100.00	AAA	1,350,588
	5.250%, 8/01/20
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 –	8/17 at 100.00	AAA	1,607,265
	MBIA Insured

8,500	Total Water and Sewer			9,026,648

$ 97,040	Total Investments (cost $100,028,051) – 148.0%			104,052,731

	Other Assets Less Liabilities – 0.3%			275,970

	Preferred Shares, at Liquidation Value – (48.3)%			(34,000,000)

	Net Assets Applicable to Common Shares – 100%			$70,328,701

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Investment is backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
(ETM)	Investment is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At February 28, 2006, the cost of investments was $99,950,149.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2006, were as follows:

Gross unrealized:
Appreciation	$4,227,159
Depreciation	(124,577)

Net unrealized appreciation (depreciation) of investments	$4,102,582

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         April 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        April 28, 2006

* Print the name and title of each signing officer under his or her signature.